Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Power Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	9.29%	17.89%	(6.13%)	9.64%	8.24%